Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company’s total deferred tax liabilities, deferred tax assets and deferred tax asset valuation allowances at March 31, 2019 and December 31, 2018 are as follows:

	March 31, 2019	December 31, 2018
Total deferred tax assets	$4,240,000	$4,124,000
Less valuation allowance	(4,240,000)	(4,124,000)
Total deferred tax liabilities	-	-
Net deferred tax asset (liability)	$-	$-

The Company’s total deferred tax liabilities, deferred tax assets, and deferred tax asset valuation allowances are as of December 31 are as follows:

	December 31, 2018	December 31, 2017
Total deferred tax assets	$4,124,000	$3,730,000
Less valuation allowance	(4,124,000)	(3,730,000)
Total deferred tax liabilities	-	-
Net deferred tax asset (liability)	$-	$-

Schedule of Deferred Tax Assets and Liabilities Reported in Financial Statements [Table Text Block]
Those amounts have been presented in the company’s financial statements as of December 31, as follows:

December 31,
	2018	2017
Deferred tax asset	$-	$-

Deferred tax liability	-	-

Net deferred tax asset (liability)	$-	$-